Distribution Date:	08/17/26	Morgan Stanley Capital I Trust 2015-MS1
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-MS1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13				and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61765DAQ1	1.638000%	31,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61765DAR9	3.261000%	17,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61765DAS7	3.458000%	45,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61765DAT5	3.510000%	215,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61765DAU2	3.779000%	310,798,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61765DAW8	4.161321%	52,019,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.13%
B	61765DAX6	4.161321%	70,834,000.00	38,092,013.31	114,768.96	132,094.24	0.00	0.00	246,863.20	37,977,244.35	77.73%	16.13%
C	61765DAZ1	4.161321%	32,097,000.00	32,097,000.00	0.00	111,304.93	0.00	0.00	111,304.93	32,097,000.00	58.91%	12.50%
D	61765DAC2	4.161321%	40,951,000.00	40,951,000.00	0.00	158,348.28	0.00	0.00	158,348.28	40,951,000.00	34.90%	7.88%
E	61765DAE8	4.161321%	18,815,000.00	18,815,000.00	0.00	9,072.07	0.00	0.00	9,072.07	18,815,000.00	23.87%	5.75%
F	61765DAG3	4.161321%	14,388,000.00	14,388,000.00	0.00	0.00	0.00	0.00	0.00	14,388,000.00	15.43%	4.13%
G	61765DAJ7	4.161321%	36,524,723.00	26,319,128.94	0.00	0.00	0.00	0.00	0.00	26,319,128.94	0.00%	0.00%
V	61765DAM0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765DAP3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			885,426,725.00	170,662,142.25	114,768.96	410,819.52	0.00	0.00	525,588.48	170,547,373.29

X-A	61765DAV0	4.161321%	619,798,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			619,798,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Distribution Total					114,768.96	410,819.52	0.00	0.00	525,588.48

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61765DAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61765DAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61765DAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61765DAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61765DAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61765DAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61765DAX6	537.76453836	1.62025242	1.86484231	0.00000000	0.00000000	0.00000000	0.00000000	3.48509473	536.14428594
C	61765DAZ1	1,000.00000000	0.00000000	3.46776739	0.00000000	0.00000000	0.00000000	0.00000000	3.46776739	1,000.00000000
D	61765DAC2	1,000.00000000	0.00000000	3.86677444	(0.39900711)	0.00000000	0.00000000	0.00000000	3.86677444	1,000.00000000
E	61765DAE8	1,000.00000000	0.00000000	0.48217220	2.98559500	14.26108690	0.00000000	0.00000000	0.48217220	1,000.00000000
F	61765DAG3	1,000.00000000	0.00000000	0.00000000	3.46776758	48.28998262	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61765DAJ7	720.58394365	0.00000000	0.00000000	2.49881758	44.04465189	0.00000000	0.00000000	0.00000000	720.58394365
V	61765DAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765DAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61765DAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	0.00	132,094.24	0.00	132,094.24	0.00	0.00	0.00	132,094.24	0.00
C	07/01/26 - 07/30/26	30	0.00	111,304.93	0.00	111,304.93	0.00	0.00	0.00	111,304.93	0.00
D	07/01/26 - 07/30/26	30	16,339.74	142,008.54	0.00	142,008.54	(16,339.74)	0.00	0.00	158,348.28	0.00
E	07/01/26 - 07/30/26	30	212,148.38	65,246.04	0.00	65,246.04	56,173.97	0.00	0.00	9,072.07	268,322.35
F	07/01/26 - 07/30/26	30	644,902.03	49,894.24	0.00	49,894.24	49,894.24	0.00	0.00	0.00	694,796.27
G	07/01/26 - 07/30/26	30	1,517,450.09	91,268.62	0.00	91,268.62	91,268.62	0.00	0.00	0.00	1,608,718.71
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,390,840.24	591,816.61	0.00	591,816.61	180,997.09	0.00	0.00	410,819.52	2,571,837.33

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61765DAW8	N/A	52,019,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61765DAX6	4.161321%	70,834,000.00	38,092,013.31	114,768.96	132,094.24	0.00	0.00	246,863.20	37,977,244.35
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61765DAZ1	4.161321%	32,097,000.00	32,097,000.00	0.00	111,304.93	0.00	0.00	111,304.93	32,097,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			154,950,000.03	70,189,013.31	114,768.96	243,399.17	0.00	0.00	358,168.13	70,074,244.35

Exchangeable Certificate Details
PST	61765DAY4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	525,588.48
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	594,275.82	Master Servicing Fee	1,700.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	661.32
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	73.48
ARD Interest	0.00	Trust Advisor Fee	23.63
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	594,275.82	Total Fees	2,459.19

Principal		Expenses/Reimbursements
Scheduled Principal	114,768.96	Reimbursement for Interest on Advances	167.48
Unscheduled Principal Collections		ASER Amount	153,837.83
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,991.77
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	114,768.96	Total Expenses/Reimbursements	180,997.08

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	410,819.52
Excess Liquidation Proceeds	0.00	Principal Distribution	114,768.96
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	525,588.48
Total Funds Collected	709,044.78	Total Funds Distributed	709,044.75

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	170,662,142.25	170,662,142.25	Beginning Certificate Balance	170,662,142.25
(-) Scheduled Principal Collections	114,768.96	114,768.96	(-) Principal Distributions	114,768.96
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	170,547,373.29	170,547,373.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	170,698,854.88	170,698,854.88	Ending Certificate Balance	170,547,373.29
Ending Actual Collateral Balance	170,596,013.79	170,596,013.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	2	10,047,373.29	5.89%	16	4.3313	1.693690	1.20 or less	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 - 1.30	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 - 1.40	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	40,000,000.00	23.45%	(17)	4.0129	1.710000	1.41 - 1.50	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 - 1.60	1	4,869,209.66	2.86%	(15)	4.4400	1.570000
50,000,001 to 60,000,000	1	53,500,000.00	31.37%	(16)	4.1300	1.663940	1.61 - 1.70	1	53,500,000.00	31.37%	(16)	4.1300	1.663940
60,000,001 to 70,000,000	1	67,000,000.00	39.29%	(17)	3.9500	1.990000	1.71 - 1.80	1	40,000,000.00	23.45%	(17)	4.0129	1.710000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 - 1.90	1	5,178,163.63	3.04%	45	4.2290	1.810000
Totals	5	170,547,373.29	100.00%	(15)	4.0437	1.804589	1.91 - 2.00	1	67,000,000.00	39.29%	(17)	3.9500	1.990000
							2.01 - 2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11 - 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 - 2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31 - 2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61 - 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 - 4.00	0	0.00	0.00%	0	0.0000	0.000000
							4.01 - 4.10	0	0.00	0.00%	0	0.0000	0.000000
							4.11 - 5.90	0	0.00	0.00%	0	0.0000	0.000000
							5.91 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	170,547,373.29	100.00%	(15)	4.0437	1.804589
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Illinois	2	71,869,209.66	42.14%	(17)	3.9832	1.961545
							Lodging	1	40,000,000.00	23.45%	(17)	4.0129	1.710000
New York	2	93,500,000.00	54.82%	(16)	4.0799	1.683645
							Multi-Family	1	5,178,163.63	3.04%	45	4.2290	1.810000
Washington	1	5,178,163.63	3.04%	45	4.2290	1.810000
							Other	1	67,000,000.00	39.29%	(17)	3.9500	1.990000
Totals	5	170,547,373.29	100.00%	(15)	4.0437	1.804589
							Retail	2	58,369,209.66	34.22%	(16)	4.1559	1.656104

							Totals	5	170,547,373.29	100.00%	(15)	4.0437	1.804589

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	1	67,000,000.00	39.29%	(17)	3.9500	1.990000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	4	103,547,373.29	60.71%	(13)	4.1043	1.684620	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	170,547,373.29	100.00%	(15)	4.0437	1.804589	49 months or greater	5	170,547,373.29	100.00%	(15)	4.0437	1.804589
								Totals	5	170,547,373.29	100.00%	(15)	4.0437	1.804589
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	4	165,369,209.66	96.96%	(17)	4.0379	1.804420	Interest Only	3	160,500,000.00	94.11%	(17)	4.0257	1.811531
85 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	1	4,869,209.66	2.86%	(15)	4.4400	1.570000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	165,369,209.66	96.96%	(17)	4.0379	1.804420	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	165,369,209.66	96.96%	(17)	4.0379	1.804420
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	53,500,000.00	31.37%	(16)	4.1300	1.663940	300 months or less	1	5,178,163.63	3.04%	45	4.2290	1.810000
	12 months or less	3	77,047,373.29	45.18%	(13)	3.9997	1.951360	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	40,000,000.00	23.45%	(17)	4.0129	1.710000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	5,178,163.63	3.04%	45	4.2290	1.810000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	170,547,373.29	100.00%	(15)	4.0437	1.804589
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
02A2	30309657	98	Chicago	IL	Actual/360	3.950%	227,893.06	0.00	0.00	03/05/25	03/05/45	--	67,000,000.00	67,000,000.00	09/05/25
04A2	30309658	RT	Port Chester	NY	Actual/360	4.130%	190,266.81	0.00	0.00	N/A	04/01/25	--	53,500,000.00	53,500,000.00	12/01/25
08A1	30309659	LO	New York	NY	Actual/360	4.013%	138,222.22	0.00	0.00	N/A	03/01/25	04/15/27	40,000,000.00	40,000,000.00	08/01/26
17	30309672	MF	Silverdale	WA	Actual/360	4.229%	19,231.51	102,841.09	0.00	N/A	05/01/30	--	5,281,004.72	5,178,163.63	08/01/26
36	30309648	RT	Chicago	IL	Actual/360	4.440%	18,662.22	11,927.87	0.00	N/A	05/01/25	--	4,881,137.53	4,869,209.66	04/01/26
Totals							594,275.82	114,768.96	0.00				170,662,142.25	170,547,373.29
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
02A2	18,052,988.00	0.00	--	--	02/11/26	16,750,000.00	331,808.22	170,198.61	2,117,339.59	0.00	0.00
04A2	0.00	0.00	--	--	07/13/26	26,214,121.47	687,648.07	96,573.89	800,186.91	0.00	0.00
08A1	14,664,139.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,705,748.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	575,219.00	0.00	--	--	08/11/26	1,063,586.69	15,652.83	26,277.60	105,628.30	16,608.19	0.00
Totals	35,998,094.60	0.00				44,027,708.16	1,035,109.12	293,050.10	3,023,154.80	16,608.19	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.043679%	4.026950%	(15)
07/17/26	0	0.00	0	0.00	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.043819%	4.027085%	(14)
06/17/26	0	0.00	0	0.00	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.043959%	4.027221%	(13)
05/15/26	0	0.00	0	0.00	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.044097%	4.027354%	(12)
04/17/26	0	0.00	0	0.00	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.044237%	4.027489%	(11)
03/17/26	0	0.00	0	0.00	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.044373%	4.027621%	(10)
02/18/26	0	0.00	0	0.00	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.044516%	4.027759%	(9)
01/16/26	0	0.00	0	0.00	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.044651%	4.027889%	(7)
12/17/25	0	0.00	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.044785%	4.028020%	(6)
11/18/25	1	67,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	4.166816%	4.149906%	(5)
10/20/25	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	30,449,631.22	0	0.00	0	0.00	4.167026%	4.150113%	(4)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.167251%	4.150333%	(3)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
02A2	30309657	09/05/25	10	6	170,198.61	2,117,339.59	0.00	67,000,000.00	11/12/25	2
04A2	30309658	12/01/25	7	5	96,573.89	800,186.91	55,471.23	53,500,000.00	04/02/25	98
36	30309648	04/01/26	3	5	26,277.60	105,628.30	30,499.44	4,917,850.16	05/19/25	2
Totals					293,050.10	3,023,154.80	85,970.67	125,417,850.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		58,369,210	0	58,369,210		0
0 - 6 Months		0	0	0		0
7 - 12 Months		40,000,000	40,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		5,178,164	5,178,164	0		0
49 - 60 Months		0	0	0		0
> 60 Months		67,000,000	0	67,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	170,547,373	45,178,164	0	0	125,369,210	0
Jul-26	170,662,142	45,281,005	0	0	125,381,138	0
Jun-26	170,777,724	45,384,103	0	0	125,393,621	0
May-26	170,891,653	45,486,197	0	0	125,405,456	0
Apr-26	171,006,424	45,588,574	0	0	125,417,850	0
Mar-26	171,119,519	45,689,926	0	0	125,429,593	0
Feb-26	171,236,057	45,792,944	0	0	125,443,113	0
Jan-26	171,348,314	45,893,555	0	0	125,454,759	0
Dec-25	171,460,161	45,993,800	0	67,000,000	58,466,361	0
Nov-25	201,974,298	46,094,395	67,000,000	0	88,879,903	0
Oct-25	202,133,585	103,643,543	40,000,000	0	58,490,042	0
Sep-25	202,297,714	143,795,590	0	0	58,502,124	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
02A2	30309657	67,000,000.00	67,000,000.00	229,000,000.00	11/12/14	18,052,988.00	1.99000	09/30/25	03/05/45	I/O
04A2	30309658	53,500,000.00	53,500,000.00	80,000,000.00	06/12/26	9,749,572.84	1.66394	--	04/01/25	I/O
17	30309672	5,178,163.63	5,178,163.63	26,680,000.00	02/26/15	2,655,498.49	1.81000	09/30/25	05/01/30	44
36	30309648	4,869,209.66	4,917,850.16	4,400,000.00	05/18/26	575,219.00	1.57000	12/31/25	05/01/25	226
Totals		130,547,373.29	130,596,013.79	340,080,000.00		31,033,278.33

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
02A2	30309657	98	IL	11/12/25	2

8/11/2026 - Loan transferred on 11/13/25 for Imminent Default. Borrower informed Lender that the leasehold tenant will no longer remit ground rent payments, with the October 2025 installment being the first payment missed. Collateral consists of the lease d fee interest situated beneath 300 South Riverside Plaza, a 23-story Class A office tower located in Chicago. At origination, a new 99-year ground lease was executed between Borrower and the leasehold owner of the building.

Leasehold tenant has been in d efault on their loan since it matured in December 2022. Notice of Default was sent on 11/21/25. Loan was accelerated on 12/11/25. Local counsel was retained to file for foreclosure and receivership. In March

2026, Borrower sent notice of the ground leaseb eing terminated, but the leasehold tenant has contested the termination. Foreclosure was filed on 2/13/26. Receiver (Friedman Real Estate) was appointed on 4/20/26. After several months of negotiations, a cooperation agreement is being finalized betweenth e leasehold tenant, Borrower, and Lender to have Receiver market and sell the fee simple interest and the building. The completion of the appraisal has been delayed due to the lack of building-level information, but the leasehold tenant has now startedpro viding material due diligence documents. Lender will dual track the foreclosure process while working with the various parties to market and sell the collateral via the

Receiver.
04A2	30309658	RT	NY	04/02/25	98

8/11/2026 - The loan transferred to Special Servicing on 4/11/2025 for maturity default, as the loan matured on 4/1/2025. The collateral is a 351,025 SF open-air retail center in Port Chester, NY, comprising five buildings on a 7-acre site with structured parking. Major tenants include Stop & Shop, AMC, and Marshalls. Marshalls has a cotenancy provision tied to the former Bed Bath & Beyond space . Borrower has executed the PNL. Lender is filing for a referee. Approximately 28,000

SF of new leasing has bee n executed and approved by Lender. Borrower has not submitted an updated proposal. Lender continues to dual track foreclosure with workout discussions.

17	30309672	MF	WA	07/27/23	8
Special Servicer comments are not available for this cycle.

36	30309648	RT	IL	05/19/25	2

8/11/2026 - The Loan was transferred to the Special Servicer on 5/19/2025 after the Borrower was unable to pay the Loan off at the 5/15/2025 maturity date. The collateral consists of a single-story, 29,332 SF, retail shopping center located in

Chicago, IL , and was built/reno in 1971/2005. The Property is 45% occupied after T1- Dollar Tree (55% NRA; $16.50/SF) vacated at their LXP of 5/31/2025. As of Q1 2026, the Property is 45% leased and reported an annualized NOI/DSCR of

$580K/1.58x. The Lender has fil ed for foreclosure and appointment of a receiver (Farbman). The Lender will continue to dual track foreclosure/receivership proceedings until a resolution is reached. Farbman has been appointed as court appointed receiver and is now working on posting the ir bond and taking control of the asset. Lender''s counsel is preparing to file motion for default judment.
1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
04A2	30309658	0.00	4.13000%	0.00	4.13000%	10	04/01/21	04/01/21	01/10/22
04A2	30309658	0.00	4.13000%	0.00	4.13000%	10	01/10/22	04/01/21	04/01/21
6	30309664	0.00	3.35000%	0.00	3.35000%	10	04/01/25	04/01/25	05/22/25
7	30309665	50,000,000.00	4.20000%	50,000,000.00	4.20000%	8	06/29/20	05/01/20	07/02/20
7	30309665	0.00	4.20000%	0.00	4.20000%	8	07/02/20	05/01/20	06/29/20
08A1	30309659	0.00	4.01290%	0.00	4.01290%	9	07/31/25	07/31/25	11/04/25
9	30309666	0.00	4.85474%	0.00	4.85474%	10	07/01/25	07/01/25	08/06/25
9	30309666	0.00	4.85474%	0.00	4.85474%	10	09/22/25	09/01/25	10/08/25
24	30309676	0.00	4.08000%	0.00	4.08000%	10	05/01/25	05/01/25	06/03/25
27	30309678	8,419,847.05	4.06800%	8,419,847.05	4.06800%	8	07/30/20	05/01/20	07/31/20
27	30309678	0.00	4.06800%	0.00	4.06800%	8	07/31/20	05/01/20	07/30/20
41	30309687	4,979,658.91	4.20000%	4,979,658.91	4.20000%	8	07/23/20	08/01/20	07/31/20
41	30309687	0.00	4.20000%	0.00	4.20000%	8	07/31/20	08/01/20	07/23/20
Totals		63,399,505.96		63,399,505.96
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30309668 03/17/25	19,254,802.36	40,000,000.00	81,297.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
16	30309671 09/17/24	14,786,544.11	7,200,000.00	8,130,032.00	2,873,952.46	8,130,032.00	5,256,079.54	9,530,464.57	0.00	90,959.67	9,439,504.90	53.03%
37	30309684 03/17/25	5,183,728.52	7,850,000.00	53,026.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		39,225,074.99	55,050,000.00	8,264,356.23	2,873,952.46	8,130,032.00	5,256,079.54	9,530,464.57	0.00	90,959.67	9,439,504.90

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/25	74,689.86	0.00	0.00	0.00	0.00	74,689.86	0.00	0.00	765,882.09
		07/17/25	691,192.23	0.00	0.00	0.00	0.00	691,192.23	0.00	0.00
11	30309668	03/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	30309671	06/17/26	0.00	0.00	9,439,504.90	0.00	0.00	331.25	0.00	0.00	9,439,712.90
		02/18/26	0.00	0.00	9,439,173.65	0.00	0.00	770.00	0.00	0.00
		12/17/25	0.00	0.00	9,438,403.65	0.00	0.00	275.00	0.00	0.00
		10/20/25	0.00	0.00	9,438,128.65	0.00	0.00	(72,483.31)	0.00	0.00
		01/17/25	0.00	0.00	9,510,611.96	0.00	0.00	(19,644.61)	0.00	0.00
		09/17/24	0.00	0.00	9,530,464.57	0.00	0.00	9,530,464.57	0.00	0.00
37	30309684	03/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			765,882.09	0.00	9,439,504.90	0.00	0.00	10,205,594.99	0.00	0.00	10,205,594.99

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
02A2	0.00	0.00	14,423.61	0.00	0.00	56,829.03	0.00	0.00	0.00	0.00	0.00	0.00
04A2	0.00	0.00	11,517.36	0.00	0.00	93,001.88	0.00	0.00	0.00	0.00	0.00	0.00
08A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
36	0.00	0.00	1,050.80	0.00	0.00	4,006.92	0.00	0.00	167.48	0.00	0.00	0.00
Total	0.00	0.00	26,991.77	0.00	0.00	153,837.83	0.00	0.00	167.48	0.00	0.00	0.01
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		180,997.09

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26